Supplement Dated May 19, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Effective May 1, 2025, for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Christopher W. Clark.

Effective April 30, 2025, for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete all references to and information for Alexandre Karam.

Effective May 1, 2025, in the section, “Summary Overview Of Each Fund,” for the JNL/Mellon Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:

Investment Objective. The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).

Effective May 1, 2025, in the section, “Summary Overview Of Each Fund,” for the JNL Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:

Investment Objective. The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments.

Effective April 28, 2025, in the section, “Additional Information About Each Fund,” for the JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager U.S. Select Equity Fund, and JNL/GQG Emerging Markets Equity Fund, please delete the address for GQG Partners LLC in the entirety and replace with the following:

350 East Las Olas Boulevard, 18th Floor, Fort Lauderdale, Florida 33301

Effective May 1, 2025, in the section, “Additional Information About Each Fund,” for the JNL/Mellon Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:

Investment Objective. The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).

Effective May 1, 2025, in the section, “Additional Information About Each Fund,” for the JNL Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:

Investment Objective. The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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Effective May 1, 2025, under “Appendix B,” please delete the section for the “Bloomberg®” disclosure in the entirety and replace with the following:

“Bloomberg®” and the Bloomberg Indices (as defined below) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Bloomberg Indices (collectively, “Bloomberg”), and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC (“JNAM”). To the extent a Third-Party Provider contributes intellectual property in connection with the Bloomberg Indices, such third-party products, company names and logos are trademarks or service marks, and remain the property of such Third-Party Provider.

The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Bloomberg or any Third-Party Provider. Neither Bloomberg nor any Third-Party Provider makes any representation or warranty, express or implied, to the owners of or counterparties to the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly. The only relationship between Bloomberg, Third Party Providers, and JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the JNL Funds. Bloomberg has no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued. Neither Bloomberg nor any Third-Party Provider shall have any obligation or liability, including, without limitation, to the customers of the JNL Funds, or in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the “Bloomberg Indices”)	Fund (collectively, the “JNL Funds”)
Bloomberg 1-3 Yr Gov/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Gold Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg EM USD Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund
Bloomberg Global Aggregate Index	JNL/American Funds Capital World Bond Fund JNL/DoubleLine® Emerging Markets Fixed Income Fund
Bloomberg Global Aggregate ex-China Index	JNL/JPMorgan Global Allocation Fund
Bloomberg U.S. High Yield – 2% Issuer Cap Index	JNL/PPM America High Yield Bond Fund JNL/T. Rowe Price U.S. High Yield Fund
Bloomberg U.S. Aggregate Index

JNL Aggressive Growth Allocation Fund

JNL Bond Index Fund

JNL Conservative Allocation Fund

JNL Growth Allocation Fund

JNL Growth ETF Allocation Fund

JNL Moderate Allocation Fund

JNL Moderate ETF Allocation Fund

JNL Moderate Growth Allocation Fund

JNL Moderate Growth ETF Allocation Fund

JNL Multi-Manager Alternative Fund

JNL Multi-Manager Floating Rate Income Fund

JNL/American Funds Balanced Fund

JNL/American Funds Bond Fund of America Fund

JNL/American Funds Capital Income Builder Fund

JNL/American Funds Growth Allocation Fund

JNL/American Funds Moderate Allocation Fund

JNL/American Funds Moderate Growth Allocation Fund

JNL/DoubleLine® Core Fixed Income Fund

JNL/DoubleLine® Total Return Fund

JNL/Dreyfus Government Money Market Fund

JNL/Fidelity Institutional Asset Management® Total Bond Fund

JNL/JPMorgan Managed Aggressive Growth Fund

JNL/JPMorgan Managed Conservative Fund

JNL/JPMorgan Managed Growth Fund

JNL/JPMorgan Managed Moderate Fund

JNL/JPMorgan Managed Moderate Growth Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/Lord Abbett Short Duration Income Fund

JNL/Mellon Bond Index Fund

JNL/Neuberger Berman Strategic Income Fund

JNL/PIMCO Income Fund

JNL/PIMCO Investment Grade Credit Bond Fund

JNL/PIMCO Real Return Fund

JNL/PPM America High Yield Bond Fund

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Index (collectively, the “Bloomberg Indices”)	Fund (collectively, the “JNL Funds”)

JNL/PPM America Investment Grade Credit Fund

JNL/PPM America Total Return Fund

JNL/T. Rowe Price Balanced Fund

JNL/T. Rowe Price Capital Appreciation Fund

JNL/T. Rowe Price Short-Term Bond Fund

JNL/T. Rowe Price U.S. High Yield Fund

JNL/Vanguard Growth ETF Allocation Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Westchester Capital Event Driven Fund

JNL/WMC Balanced Fund

Bloomberg U.S. Credit Index	JNL/PIMCO Investment Grade Credit Bond Fund JNL/PPM America Investment Grade Credit Fund
Bloomberg U.S. Government Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. Treasury: U.S. TIPS Index	JNL/PIMCO Real Return Fund
Bloomberg USD 1 Month Cash Deposit Index	JNL/Dreyfus Government Money Market Fund

NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EACH EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, THIRD-PARTY PROVIDERS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE JNL FUNDS OR BLOOMBERG INDICES AND BLOOMBERG, ANY THIRD-PARTY PROVIDER, THEIR LICENSORS, AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

This Supplement is dated May 19, 2025.

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Supplement Dated May 19, 2025

To The Statement of Additional Information

Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Effective May 1, 2025, for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Christopher W. Clark.

Effective April 30, 2025, for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete all references to and information for Alexandre Karam.

Effective April 28, 2025, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for GQG Partners LLC, please delete the first paragraph in the entirety and replace with the following:

GQG Partners LLC (“GQG”), a Delaware limited liability company founded in 2016, is the Sub-Adviser to the JNL/GQG Emerging Markets Equity Fund and the Co-Sub-Adviser to the JNL Multi-Manager Emerging Markets Equity Fund and JNL Multi-Manager U.S. Select Equity Fund. GQG is an SEC registered investment adviser. GQG’s principal place of business is located at 350 East Las Olas Boulevard, 18th Floor, Fort Lauderdale, Florida 33301. GQG is a subsidiary of GQG Partners Inc., a Delaware corporation that is listed on the Australian Securities Exchange. The majority owner of GQG Partners Inc. is QVFT, LLC, which is controlled by Rajiv Jain, GQG’s Chairman and Chief Investment Officer. GQG provides investment management services for institutions, mutual funds and other investors using emerging markets, global, international and US equity investment strategies.

Effective May 1, 2025, on pages 314-315, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Licensing Agreements,” please delete the section for the “Bloomberg®” disclosure in the entirety and replace with the following:

“Bloomberg®” and the Bloomberg Indices (as defined below) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Bloomberg Indices (collectively, “Bloomberg”), and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC (“JNAM”). To the extent a Third-Party Provider contributes intellectual property in connection with the Bloomberg Indices, such third-party products, company names and logos are trademarks or service marks, and remain the property of such Third-Party Provider.

The JNL Funds (as defined below) are not sponsored, endorsed, sold or promoted by Bloomberg or any Third-Party Provider. Neither Bloomberg nor any Third-Party Provider makes any representation or warranty, express or implied, to the owners of or counterparties to the JNL Funds or any member of the public regarding the advisability of investing in securities generally or in the JNL Funds particularly. The only relationship between Bloomberg, Third Party Providers, and JNAM is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Indices, which is determined, composed and calculated by BISL without regard to JNAM or the JNL Funds. Bloomberg has no obligation to take the needs of JNAM or the owners of the JNL Funds into consideration in determining, composing or calculating the Bloomberg Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL Funds to be issued. Neither Bloomberg nor any Third-Party Provider shall have any obligation or liability, including, without limitation, to the customers of the JNL Funds, or in connection with the administration, marketing or trading of the JNL Funds.

Index (collectively, the “Bloomberg Indices”)	Fund (collectively, the “JNL Funds”)
Bloomberg 1-3 Yr Gov/Credit Index	JNL/T. Rowe Price Short-Term Bond Fund
Bloomberg Commodity Index	JNL/Neuberger Berman Commodity Strategy Fund
Bloomberg Gold Subindex	JNL/Neuberger Berman Gold Plus Strategy Fund
Bloomberg EM USD Aggregate Index	JNL/DoubleLine® Emerging Markets Fixed Income Fund
Bloomberg Global Aggregate Index	JNL/American Funds Capital World Bond Fund JNL/DoubleLine® Emerging Markets Fixed Income Fund
Bloomberg Global Aggregate ex-China Index	JNL/JPMorgan Global Allocation Fund

Index (collectively, the “Bloomberg Indices”)	Fund (collectively, the “JNL Funds”)
Bloomberg U.S. High Yield – 2% Issuer Cap Index	JNL/PPM America High Yield Bond Fund JNL/T. Rowe Price U.S. High Yield Fund
Bloomberg U.S. Aggregate Index

JNL Aggressive Growth Allocation Fund

JNL Bond Index Fund

JNL Conservative Allocation Fund

JNL Growth Allocation Fund

JNL Growth ETF Allocation Fund

JNL Moderate Allocation Fund

JNL Moderate ETF Allocation Fund

JNL Moderate Growth Allocation Fund

JNL Moderate Growth ETF Allocation Fund

JNL Multi-Manager Alternative Fund

JNL Multi-Manager Floating Rate Income Fund

JNL/American Funds Balanced Fund

JNL/American Funds Bond Fund of America Fund

JNL/American Funds Capital Income Builder Fund

JNL/American Funds Growth Allocation Fund

JNL/American Funds Moderate Allocation Fund

JNL/American Funds Moderate Growth Allocation Fund

JNL/DoubleLine® Core Fixed Income Fund

JNL/DoubleLine® Total Return Fund

JNL/Dreyfus Government Money Market Fund

JNL/Fidelity Institutional Asset Management® Total Bond Fund

JNL/JPMorgan Managed Aggressive Growth Fund

JNL/JPMorgan Managed Conservative Fund

JNL/JPMorgan Managed Growth Fund

JNL/JPMorgan Managed Moderate Fund

JNL/JPMorgan Managed Moderate Growth Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/Lord Abbett Short Duration Income Fund

JNL/Mellon Bond Index Fund

JNL/Neuberger Berman Strategic Income Fund

JNL/PIMCO Income Fund

JNL/PIMCO Investment Grade Credit Bond Fund

JNL/PIMCO Real Return Fund

JNL/PPM America High Yield Bond Fund

JNL/PPM America Investment Grade Credit Fund

JNL/PPM America Total Return Fund

JNL/T. Rowe Price Balanced Fund

JNL/T. Rowe Price Capital Appreciation Fund

JNL/T. Rowe Price Short-Term Bond Fund

JNL/T. Rowe Price U.S. High Yield Fund

JNL/Vanguard Growth ETF Allocation Fund

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Westchester Capital Event Driven Fund

JNL/WMC Balanced Fund

Bloomberg U.S. Credit Index	JNL/PIMCO Investment Grade Credit Bond Fund JNL/PPM America Investment Grade Credit Fund
Bloomberg U.S. Government Index	JNL/JPMorgan U.S. Government & Quality Bond Fund
Bloomberg U.S. Treasury: U.S. TIPS Index	JNL/PIMCO Real Return Fund
Bloomberg USD 1 Month Cash Deposit Index	JNL/Dreyfus Government Money Market Fund

NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO AND SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. NEITHER BLOOMBERG NOR ANY THIRD-PARTY PROVIDER MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EACH EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, THIRD-PARTY PROVIDERS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE JNL FUNDS OR BLOOMBERG INDICES AND BLOOMBERG, ANY THIRD-PARTY PROVIDER, THEIR LICENSORS, AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

This Supplement is dated May 19, 2025.